Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Net Book Value of the Intangible Assets
Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Software	27,723	40,570
Trademarks	576,000	621,000
Platform	24,000	24,000
Customer relationship	—	18,000
Non-compete commitment	—	40,000
Less: Accumulated amortization	(136,444)	(186,554)

Intangible assets, net	491,279	557,016

Summary of Estimated Aggregate Amortization Expenses
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future amortization expenses
RMB
2022	61,246
2023	56,243
2024	55,360
2025	53,500
2026	52,001
Thereafter	278,666

Total	557,016